Consolidated statements of operations - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Interest and dividend income	SFr 3,589	SFr 4,295	SFr 5,653	SFr 7,884	SFr 10,471
Interest expense	(2,019)	(2,761)	(3,652)	(4,780)	(6,938)
Net interest income	1,570	1,534	2,001	3,104	3,533
Commissions and fees	2,880	2,927	2,927	5,807	5,539
Trading revenues	1,254	927	182	2,181	1,022
Other revenues	490	388	471	878	874
Net revenues	6,194	5,776	5,581	11,970	10,968
Provision for credit losses	296	568	25	864	106
Compensation and benefits	2,594	2,316	2,545	4,910	5,063
General and administrative expenses	1,440	1,346	1,395	2,786	2,808
Commission expenses	313	345	314	658	627
Total other operating expenses	1,753	1,691	1,709	3,444	3,435
Total operating expenses	4,347	4,007	4,254	8,354	8,498
Income/(loss) before taxes	1,551	1,201	1,302	2,752	2,364
Income tax expense/(benefit)	391	(110)	365	281	678
Net income/(loss)	1,160	1,311	937	2,471	1,686
Net income/(loss) attributable to noncontrolling interests	(2)	(3)	0	(5)	0
Net income/(loss) attributable to shareholders	SFr 1,162	SFr 1,314	SFr 937	SFr 2,476	SFr 1,686
Basic earnings per share (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr 0.47	SFr 0.53	SFr 0.37	SFr 1.00	SFr 0.66
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr 0.46	SFr 0.52	SFr 0.36	SFr 0.98	SFr 0.65
Bank
Interest and dividend income	SFr 3,585		SFr 5,655	SFr 7,867	SFr 10,476
Interest expense	(2,017)		(3,648)	(4,763)	(6,921)
Net interest income	1,568		2,007	3,104	3,555
Commissions and fees	2,896		2,904	5,816	5,483
Trading revenues	1,227		231	2,105	1,087
Other revenues	539		534	990	986
Net revenues	6,230		5,676	12,015	11,111
Provision for credit losses	292		25	860	106
Compensation and benefits	2,363		2,305	4,420	4,609
General and administrative expenses	1,773		1,763	3,495	3,508
Commission expenses	313		313	658	627
Total other operating expenses	2,086		2,076	4,153	4,135
Total operating expenses	4,449		4,381	8,573	8,744
Income/(loss) before taxes	1,489		1,270	2,582	2,261
Income tax expense/(benefit)	370		339	244	701
Net income/(loss)	1,119		931	2,338	1,560
Net income/(loss) attributable to noncontrolling interests	(2)		4	4	7
Net income/(loss) attributable to shareholders	SFr 1,121		SFr 927	SFr 2,334	SFr 1,553